Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 47,755	$ (35,099)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Non-cash royalty revenue related to royalty monetization	0	(83)
Non-cash interest income on liability related to royalty monetization	(1,136)	(3,038)
Depreciation and amortization	1,647	1,973
Non-cash interest expense related to debt financing	393	761
Non-cash issuance costs for warrant liability	775	0
Stock-based compensation	2,889	4,609
Non-cash gain on termination of liability related to royalty monetization	(84,152)	0
Impairment of property and equipment	4,948	0
Inventory impairment charge	0	810
Other	(60)	(138)
Changes in operating assets and liabilities:
Accounts receivable	(149)	475
Inventories	(107)	(295)
Prepaid expenses and other assets	299	(908)
Accounts payable	551	111
Accrued liabilities	(1,613)	79
Operating lease liabilities	(285)	(447)
Deferred revenue	(86)	1,188
Net cash used in operating activities	(28,331)	(30,002)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(364)	(1,827)
Purchase of investments	(7,861)	(70,459)
Cash paid for asset acquisition, net of cash acquired	(1,687)	(821)
Proceeds from sale of investments	0	2,996
Proceeds from maturities of investments	46,362	43,988
Net cash provided by (used in) investing activities	36,450	(26,123)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment of long-term debt	(8,433)	(8,833)
Net proceeds from issuance of Series A Redeemable Convertible Preferred Stock and Warrants	239	0
Redemption of Series A Redeemable Convertible Preferred Stock	(315)	0
Net proceeds from issuance of common stock through equity plans	74	318
Tax payments related to shares withheld for restricted stock units vested	(58)	(249)
Net cash (used in) provided by financing activities	(507)	41,514
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	7,612	(14,611)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH —Beginning of year	12,663	27,274
CASH, CASH EQUIVALENTS AND RESTRICTED CASH —End of year	20,275	12,663
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	824	1,595
Income taxes paid	13	5
NONCASH INVESTING AND FINANCING ACTIVITIES:
Purchases of property and equipment in accounts payable and accrued expenses	825	1,095
Equity issuance costs from modification of November 2021 Financing Warrants	47	0
Equity issuance costs in accounts payable and accrued expenses	51	0
Liability for held back shares in connection with asset acquisition in other long-term liabilities	800	0
Issuance of common stock in connection with asset acquisition	5,511	0
Asset acquisition costs in accounts payable and accrued expenses	0	1,087
Establishment of right-of-use asset and lease liability	127	4,669
Write-off of right-of-use asset and lease liability	0	(3,128)
Gain on termination of sublease	0	522
2021 Registered Direct Offering [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock	7,528	0
Net proceeds from issuance of common stock and warrants	0	13,918
Underwritten Public Offering [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of common stock and warrants	0	28,886
ATM Agreement [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock	$ 458	$ 7,474